Common Stock Warrant (Details Narrative) - USD ($)		3 Months Ended
	Oct. 03, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Warrants issued		$ 5,600,100	$ 5,600,100
Warrants outstanding		5,544,554	3,435,719
Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued	$ 5,600,000	$ 5,600,000
Exercise price	$ 0.0001
Warrants term	7 years
Warrants expires date	Oct. 03, 2032
Share price		$ 1.01
Warrants outstanding		5,544,554	3,435,383
Increase in warrants outstanding		2,108,971